PGIM S&P 500 Quarterly Buffer 20 ETF N-1A Supplement	Sep. 23, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	PGIM Rock ETF TrustPGIM S&P 500 Quarterly Buffer 5 ETF
PGIM S&P 500 Quarterly Buffer 10 ETF
PGIM S&P 500 Quarterly Buffer 15 ETF
PGIM S&P 500 Quarterly Buffer 20 ETF
(each a “Fund” and collectively the “Funds”)Supplement dated September 23, 2026 to the Funds’ Currently Effective Summary Prospectus and ProspectusAs described in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (generally, an approximately three-month period over which each Fund seeks to produce the target outcome). The next Target Outcome Period for each Fund will commence on October 1, 2026 and end on December 31, 2026 (the “New Target Outcome Period”). Each Fund’s Cap will not be determined until on or about the start of the New Target Outcome Period. Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on October 1, 2026 (or the first business day thereafter) to obtain information on the Cap for the New Target Outcome Period. Investors should consider the Cap before investing or reinvesting in the Fund for the New Target Outcome Period. As of September 23, 2026, the expected range of each Fund’s Cap (before fees and expenses) for the New Target Outcome Period is set forth below.Fund NameTickerEstimated Cap RangePGIM S&P 500 Quarterly Buffer 5 ETFPQV3.40% – 6.40% before fees and expenses(3.275% – 6.275% after taking into account the Fund’s unitary management fee)PGIM S&P 500 Quarterly Buffer 10 ETFPQX1.90% – 4.90% before fees and expenses(1.775% – 4.775% after taking into account the Fund’s unitary management fee)PGIM S&P 500 Quarterly Buffer 15 ETFPQXV1.10% – 4.10% before fees and expenses(0.975% – 3.975% after taking into account the Fund’s unitary management fee)PGIM S&P 500 Quarterly Buffer 20 ETFPQXX0.80% – 3.80% before fees and expenses(0.675% – 3.675% after taking into account the Fund’s unitary management fee)________* Reference to the Website does not incorporate the Website into this supplement or a Fund’s prospectus.